Short-term Borrowings (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Short-term Debt [Line Items]
Loans, principally from banks, with a weighted-average interest at March 31, 2010 and March 31, 2011 of 1.55% and of 1.55% per annum, respectively	$ 13,711	¥ 1,140,066	¥ 804,066
Commercial paper with a weighted-average interest at March 31, 2010 and March 31, 2011 of 0.44% and of 0.44% per annum, respectively	24,521	2,038,943	2,475,607
Short-term borrowings	$ 38,232	¥ 3,179,009	¥ 3,279,673